Investment Properties	12 Months Ended
Dec. 31, 2017
Disclosure Of Investment Property [Abstract]
Investment Properties

14.	INVESTMENT PROPERTIES

(1)	Investment properties are as follows (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Acquisition cost	387,675	404,741
Accumulated depreciation	(29,178)	(33,440)

Net carrying value	358,497	371,301

(2)	Changes in investment properties are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2017
Beginning balance	357,550	351,496	358,497
Acquisition	—	4,428	9,872
Disposal	—	—	(458)
Depreciation	(3,806)	(3,762)	(3,902)
Transfer	(2,297)	6,314	2,472
Classified to assets held for sale	—	—	(371)
Foreign currencies translation adjustments	49	21	(324)
Others	—	—	5,515

Ending balance	351,496	358,497	371,301

(3)	Fair value of investment properties, which is determined by reference to Officially Assessed Reference Land Price (OARLP), announced by Ministry of Land, Transport and Maritime Affairs, and recent market transactions of similar, recently sold parcels nearby the subject properties in order to derive an indication of the most probable sales price (or value) of the subject properties, is amounting to 382,370 million Won and 396,587 million Won as of December 31, 2016 and 2017, respectively. The fair value of investment property, based on the assessment that was independently performed by external appraisal agencies, is classified as level 3 on the fair value hierarchy as of December 31, 2016 and 2017.

(4)	Rental fee earned from investment properties is amounting to 5,629 million Won, 5,027 million Won and 4,579 million Won for the years ended December 31, 2015, 2016 and 2017, respectively.